1933 Act Registration No. 33-49087
                                              1940 Act Registration No. 811-7049


   As filed with the Securities and Exchange Commission on September 29, 1995


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A


               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                       Post-Effective Amendment No. 3 _x_


                                     and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940


                              Amendment No. 4 _x_

                          FIRST AMERICAN MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

              680 EAST SWEDESFORD ROAD, WAYNE, PENNSYLVANIA 19087
              (Address of Principal Executive Offices) (Zip Code)

                                 (610) 254-1924
              (Registrant's Telephone Number, including Area Code)

                                   DAVID LEE
    C/O SEI CORPORATION, 680 EAST SWEDESFORD ROAD, WAYNE, PENNSYLVANIA 19087
                    (Name and Address of Agent for Service)

                                   Copies to:
   Kathryn Stanton, Esq.                             Michael J. Radmer, Esq.
      SEI Corporation                                  James D. Alt, Esq.
 680 East Swedesford Road                               Dorsey & Whitney
 Wayne, Pennsylvania 19087                           220 South Sixth Street
                                                  Minneapolis, Minnesota  55402


It is proposed that this filing shall become effective (check appropriate box):

   X immediately upon filing pursuant to paragraph (b) of rule 485 __ on (date) pursuant to paragraph (b) of rule 485
   __ 60 days after filing pursuant to paragraph (a)(i) of Rule 485
   __ on (date) pursuant to paragraph (a)(i) of Rule 485
   __ 75 days after filing pursuant to paragraph (a)(ii) of Rule 485



             _____________________________________________________


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities      Proposed Maximum      Proposed Maximum   Aggregate Offering       Amount of
  Being Registered      Amount Being Offered    Offering Price        Price (1)       Registration Fee (1)
                                                  Per Unit
units of beneficial       32,830,899 units           NAV               ------                $100
    interest

(1) Registrant has calculated the maximum offering price pursuant to Rule 24e-2 under the Investment Company Act of 1940, as amended (the "1940 Act") for the fiscal year ended September 30, 1994. Registrant had actual aggregate redemptions of 17,535,556 units of beneficial interest ("shares") for its fiscal year ended September 30, 1994; has used 14,252,844 of available redemptions for reductions pursuant to Rule 24f-2(c) under the 1940 Act and has previously used no available redemptions for reductions pursuant to Rule 24e-2(a) of the 1940 Act during the current year. Registrant elects to use redemptions in the aggregate amount of 32,540,899 units for reduction to the registration fee for this filing pursuant to Rule 24e-2(a) of the 1940 Act.

Registrant has elected to register an indefinite number of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant has filed a Rule 24f-2 Notice on November 18, 1994 for its fiscal year ended September 30, 1994 .




                          FIRST AMERICAN MUTUAL FUNDS

                          PART C -- OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS


     (a) The are no financial statements for the Trust since all portfolios of the trust have been liquidated.



     (b)  Exhibits

              (1)   Conformed copy of Declaration of Trust of the
                    Registrant (1);
              (2)   Copy of By-Laws of the Registrant (1);
              (3)   Not applicable;
              (4)   Copy of Specimen Certificates for Shares of Beneficial
                         interest of the Registrant (2);
              (5)   Form of Investment Advisory Contract of the Registrant (1);
              (6)   Form of Distributor's Contract of the Registrant (2);
              (7)   Not applicable;
              (8)   Form of Custodian Agreement of the Registrant (2);
              (9)   Form of Fund Accounting and Shareholder Recordkeeping
                         Agreement (2);
             (10)   Paper copy of Opinion and Consent of Counsel as to legality of shares being registered (2);
             (11)   Not applicable;
             (12)   Not applicable;
             (13)   Conformed copy of Initial Capital Understanding (2);
             (14)   Not applicable;
             (15)   (i)    Form of Distribution Plan (2);
                    (ii)   Copy of Sales Agreement (2);
                    (iii)  Copy of 12b-1 Agreement; (Filed as Appendix A to the
                              Sales Agreement, Exhibit 15(ii)) (2);
             (16)   Copy of Schedules for Computation of Fund Performance
                         Data (3);
             (17)   Paper copy of Power of Attorney (1)
             (18)   Not applicable.



1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 7, 1992 (File No. 33-49087).
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-1A filed December 3, 1992 (File No. 33-49087).
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No.1 on Form N-1A filed July 1, 1993 (File No. 33-49087).


ITEM 25.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.


ITEM 26.      NUMBER OF HOLDERS OF SECURITIES



                        NUMBER OF RECORD HOLDERS AS OF SEPTEMBER 27, 1995
         FUND

         Currently, there are no Funds of the Trust in existence and thus no record holders


ITEM  27.     INDEMNIFICATION

           Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed December 3, 1992
           (File No. 33-49087.

ITEM 28.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


         Prior to the liquidation of the Registrant's portfolios, First Bank National Association (the "Adviser"), 601 Second Avenue South, Minneapolis, Minnesota 55480, served as their investment adviser and manager. The Adviser is a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. The Adviser is a subsidiary of First Bank System, Inc. ("FBS"), 601 Second Avenue South, Minneapolis, Minnesota 55480, which is a regional bank holding company headquartered in Minneapolis, Minnesota. FBS is comprised of 9 banks and several trust and nonbank subsidiaries, with 220 offices primarily in Minnesota, Colorado, Illinois, Montana, North Dakota, South Dakota and Wisconsin. Through its subsidiaries, FBS provides commercial and agricultural finance, consumer banking, trust, capital markets, cash management, investment management, data processing, leasing, mortgage banking and brokerage services.

 The directors and officers of the Adviser are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

                                                                         OTHER POSITIONS AND OFFICES
NAME                       POSITIONS AND OFFICES WITH ADVISER          AND PRINCIPAL BUSINESS ADDRESS

John F. Grundhofer      Chairman, President and Chief                  Chairman, President and Chief
                        Executive Officer                              Executive Officer of First Bank
                                                                       System, Inc. ("FBS").*

Richard A. Zona         Director, Vice Chairman and Chief              Vice Chairman and Chief Financial
                        Officer                                        Officer of FBS.*

William F. Farley       Director and Vice Chairman                     Vice Chairman and Head of the
                                                                       Distribution Group of FBS.*

Philip G. Heasley       Director and Executive Vice President          Vice Chairman and Head of the
                                                                       Product Group of FBS.*

Daniel C. Rohr          Director and Executive Vice President          Executive Vice President Commercial
                                                                       Banking of FBS.*

J. Robert Hoffman       Director and Executive Vice President          Executive Vice President Credit
                                                                       Administration of FBS.*

Michael J. O'Rourke     Director, Executive Vice President and         Executive Vice President, Secretary,
                        Secretary                                      and General Counsel of FBS.*


*   Address:  First Bank Place, 601 Second Avenue South,
               Minneapolis, Minnesota 55402.


ITEM 29.      PRINCIPAL UNDERWRITERS

         (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal under-writer, distributor or investment adviser:


         Registrant's distributor, SEI Financial Services Company ("SFS") acts as distributor for SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Stepstone Funds, The Compass Capital Group of Funds, FFB Lexicon Funds, The Advisors' Inner Circle Fund, Pillar Funds, CUFund, STI Classic Funds, CoreFunds, Inc., First American Funds, Inc., First American Investment Funds, Inc., The Arbor Fund, 1784 Funds, Marquis Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., First American Mutual Funds, Nationar Funds, Inc., Tax-Exempt Housing Reserve Fund, Inventor Funds, Inc., The Achievement Funds Trust, Insurance Investment Produects Trust, Bishop Street Funds, and CrestFunds, Inc. pursuant to distribution agreements dated November 29, 1982, July 15, 1982, December 3, 1982, July 10, 1985, January 22, 1987,
August 30, 1988, January 30, 1991, March 8, 1991, October 18, 1991, November 14,
1991, February 28, 1992, May 1, 1992, May 28, 1992, October 31, 1992, November
1, 1992, November 1, 1992, January 28, 1993, June 1, 1993, August 17, 1993,
January 3, 1994, July 16, 1993, May 1, 1994, June 15, 1994, July 1, 1994 and
August 1, 1994, December 27, 1994, December 30, 1994, January 27, 1995, and March 1, 1995, respectively.

         SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement, and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

         (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is 680 East Swedesford Road, Wayne, Pennsylvania 19087.

NAME                        POSITIONS AND OFFICES WITH UNDERWRITER        POSITIONS AND OFFICES WITH REGISTRANT

Alfred P. West, Jr.         Director, Chairman & Chief                              --
                            Executive Officer
Henry H. Greer              Director, President & Chief                             --
                            Operating Officer
Carmen V. Romeo             Director, Executive                          Treasurer, Assistant Secretary
                            Vice President & Treasurer
Gilbert L. Beebower         Executive Vice President                                --
Carl A. Guarino             Senior Vice President                                   --
Richard B. Lieb             Executive Vice President                                --
Charlie Marsh               Executive Vice President                                --
                             -- Capital Resources Division
Leo J. Dolan, Jr.           Senior Vice President                                   --
Peter Giegoldt              Senior Vice President                                   --
Jerome Hickey               Senior Vice President                                   --
David Lee                   Senior Vice President                        President
William Madden              Senior Vice President                                   --
A. Keith McDowell           Senior Vice President                                   --
Dennis J. McGonigle         Senior Vice President                                   --
Hartland J. McKeown         Senior Vice President                                   --
James V. Morris             Senior Vice President                                   --
Steve Onofrio               Senior Vice President                                   --
Kevin P. Robins             Senior Vice President,                       Vice President & Assistant Secretary
                            General Counsel & Secretary
Robert Wagner               Senior Vice President                                   --
Patrick K. Walsh            Senior Vice President                                   --
Kenneth Zimmer              Senior Vice President                                   --
Robert Crudup               Managing Director                                       --
Ward Curtis                 Managing Director                                       --
Jeff Drennan                Managing Director                                       --
Victor Galef                Managing Director                                       --
Michael Howard              Managing Director                                       --
Lawrence Hutchison          Managing Director                                       --
Kim Kirk                    Managing Director                                       --
John Krzeminski             Managing Director                                       --
Carolyn McLaurin            Managing Director                                       --
Barbara Moore               Managing Director                                       --
Donald Pepin                Managing Director                                       --
Mark Samuels                Managing Director                                       --
Wayne M. Withrow            Managing Director                                       --
Robert S. Ludwig            Team Leader                                             --
Vicki Rainsford             Team Leader                                             --
Chris Schwartz              Team Leader                                             --
Robert Aller                Vice President                                          --
Charles Baker               Vice President                                          --
Steve Bendinelli            Vice President                                          --
Gordon W. Carpenter         Vice President                                          --
Robert B. Carroll           Vice President & Assistant Secretary         Vice President & Assistant Secretary
Ed Daly                     Vice President                                          --
Lucinda Duncalte            Vice President                                          --
Michael Kantor              Vice President                                          --
Samuel King                 Vice President                                          --
Donald H. Korytowski        Vice President                                          --
Jack May                    Vice President                                          --
Matt Mille                  Vice President                                          --
David O'Donovan             Vice President                                          --
Sandra K. Orlow             Vice President & Assistant Secretary         Vice President & Assistant Secretary
Kim Rainey                  Vice President                                          --
David Ray                   Vice President                                          --
Paul Sachs                  Vice President                                          --
Steve Smith                 Vice President                                          --
Kathryn L. Stanton          Vice President & Assistant Secretary         Vice President & Assistant Secretary
Joseph Velez                Vice President                                          --
David Wheeler               Vice President                                          --
William Zawaski             Vice President                                          --
James Dougherty             Director, Brokerage Services                            --




ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS


                    LOCATION
                       OF                                                                            TYPE OF
REGULATION           RECORD                       RECORD                                               FUND
270.31a-1(a)            2        General Ledger                                                          B
                        2        Cash Transaction Statement                                              D
                        2        Purchases Report                                                        D
                        2        Sales Report                                                            D
                        2        Realized Gain/Loss Report                                               D
                        2        Securities Movement and Control List of Assets for Close of
                                 Business                                                                B
270.31a-1(b)(1)         2        Daily Portfolio Transaction Detail                                      D
                        2        Daily Settled Purchase and Sales Journal                                D
270.31a-1(b)2(i)        2        General Ledger                                                          B
                        2        Open Trades/Secs. Out for Transfer Report                               D
                        2        Securities Movement and Control List of Assets for Close of
                                 Business                                                                B
                        2        Federal Reserve 3E Safe-Keeping Acct. Listing of Securities held
                                 by the Fund                                                             B
                        2        Div. Income Summary Report                                              D
                        2        Div. and Interest Receivable Report                                     D
                        2        Earned Income Report                                                    B
                        2        Statement of Condition                                                  B
270.31a-1(b)2(ii)       2        Fund Master Ledger                                                      D
                        2        Corporate Action Announcement Report                                    D
                        2        Purchases Report                                                        D
                        2        Sales Report                                                            D
270.31a-1(b)2(iii)      2        Brokerage Alloc/Commission Detail Report                                D
270.31a-1(b)2(iv)       1        Shareholder Master File -- CRT                                          B
                        1        Shareholder History File -- CRT                                          B
270.31a-1(b)3           2        Fund Master Ledger                                                      D
270.31a-1(b)4           1        Articles of Incorporation                                               B
                        1        Declaration of Trust                                                    B
                        1        By-Laws                                                                 B
                        1        Minute Books                                                            B
270.31a-1(b)5           1        Trade Tickets                                                           B
                        2        Purchase Report                                                         D
                        2        Sales Report                                                            D
270.31a-1(b)5           1        Trade Tickets                                                           B
                        2        Purchase Report                                                         D
                        2        Sales Report                                                            D
270.31a-1(b)6           1        Trade Tickets                                                           B
270.31a-1(b)7           2        Fund Master Ledger                                                      D
270.31a-1(b)8           2        Statement of Condition                                                  B
                        2        General Ledger                                                          B
270.31a-1(b)9           2        Brokerage Alloc./Commission Detail Report                               D
                        1        Brokerage Commission Report                                             B
                        1        Reduction and Commission Report                                         D
                        1        Quarterly Brokerage Log                                                 B
270.31a-1(b)10          1        Custodian Blanket Authorization                                         B
                        1        Portfolio Manager Signoff                                               B
270.31a-1(b)11          1        Portfolio Manager Signoff                                               B
270.31a-1(b)12          2        All supporting documentation                                            B
270.31a-1(c)                     Not applicable
270.31a-1(d)            1        Director Payments thru Fund Journal                                     B
                        1        Exchange Purchase Journal                                               B
                        1        Confirmed Payments Journal                                              B
                        1        Fiduciary Contribution Journal                                          B
                        1        Direct Payments Journal                                                 B
                        1        Direct Redemptions Journal                                              B
                        2        General Ledger                                                          B
                        1        Shareholder Master File -- CRT                                          B
                        1        Shareholder History File -- CRT                                         B
                        1        Daily Div. Close-out Journal                                            B
                        1        Asset Transfer/Rollover Journal                                         B
                        1        Redemption Check Register                                               B
                        1        Purchase Cancellations Journal                                          B
                        1        Redemption Cancellation Journal                                         B
                        1        Fail/Free Report                                                        B
                        1        Broker/Dealer Order Ticket                                              B
                        1        Inv. Services Order Breakdowns                                          B
                        1        EDGE Transaction Journal                                                B
                        1        Shareholder Receipt -- Retail                                           B
                        1        Account Application -- Retail                                           B
                        1        Additional Deposit Slip -- Retail                                       B
                        1        Trade Cancel Form                                                       B
                        1        Confirmation Statement                                                  B
                        1        Shareholder Statement                                                   B
                        1        Form U-4                                                                B
                        1        Fingerprint Card                                                        B
                        1        Form U-4 Status Report                                                  B
                        1        Form U-4 Score Report                                                   B
                        1        Form U-5                                                                B
270.31a-1(e)                     Not applicable
270.31a-1(f)            2        General Ledger                                                          B
                        1        Portfolio Manager Signoff                                               B
                        1        Trade Tickets                                                           B
270.31a-2(a)(1)         2        Daily Portfolio Transaction Detail                                      D
                        2        Daily Settled Pur. and Sales Journal                                    D
                        2        Open Trades/Secs. Out for Transfer Report                               D
                        2        Securities Movement and Control List of Assets for Close of Business    B
                        2        Fed. Reserve 3E Safe-Keeping Acct. Listing of Securities held
                                 by the Fund                                                             B
270.31a-2(a)(1)         2        Div. Income Summary Report                                              D
                        2        Div. and Interest Receivable Report                                     D
                        2        Earned Income Report                                                    B
                        2        Statement of Condition                                                  B
                        2        Fund Master Ledger                                                      D
                        2        Corporate Action Announcement Report                                    D
                        2        Brokerage Alloc./Commission Detail Report                               D
                        1        Shareholder Master File -- CRT                                          B
                        1        Shareholder History File -- CRT                                         B
                        1        Declaration of Trust                                                    B
                        1        By-laws                                                                 B
                        1        Minute Books                                                            B
270.31a-2(a)(2)         2        Purchases Report                                                        D
                        2        Sales Report                                                            D
                        2        General Ledger                                                          B
                        2        Statement of Condition                                                  B
                        2        Fund Master Ledger                                                      D
                        2        Brokerage Alloc./Commission Detail Report                               D
                        1        Trade Tickets                                                           B
                        1        Brokerage Commission Report                                             B
                        1        Reduction and Commission Report                                         D
                        1        Quarterly Brokerage Log                                                 B
                        1        Custodian Blanket Authorization                                         B
                        1        Portfolio Manager Signoff                                               B
270.31a-2(a)(3)         1        Sales Literature File                                                   B
270.31a-2(b)                     Not applicable
270.31a-2(c)            1        Director Payments thru Fund Journal                                     B
                        1        Exchange Purchase Journal                                               B
                        1        Confirmed Payments Journal                                              B
                        1        Fiduciary Contribution Journal                                          B
                        1        Direct Payments Journal                                                 B
                        1        Direct Redemptions Journal                                              B
                        2        General Ledger                                                          B
                        1        Shareholder Master File -- CRT                                          B
                        1        Shareholder History File -- CRT                                         B
                        1        Daily Div. Close-Out Journal                                            B
                        1        Asset Transfer/Rollover Journal                                         B
                        1        Redemption Check Register                                               B
                        1        Purchase Cancellations Journal                                          B
                        1        Redemption Cancellation Journal                                         B
                        1        Fail/Free Report                                                        B
                        1        Broker/Dealer Order Ticket                                              B
                        1        Inv. Services Order Breakdowns                                          B
                        1        EDGE Transaction Journal                                                B
                        1        Shareholder Receipt -- Retail                                           B
                        1        Account Application -- Retail                                           B
                        1        Additional Deposit Slip -- Retail                                       B
                        1        Trade Cancel Form                                                       B
270.31a-2(c)            1        Confirmation Statement                                                  B
                        1        Shareholder Statement                                                   B
                        1        Form U-4                                                                B
                        1        Fingerprint Card                                                        B
                        1        Form U-4 Status Report                                                  B
                        1        Form U-4 Score Report                                                   B
                        1        Form U-5                                                                B
270.31a-2(d)                     Not applicable
270.31a-2(e)            2        General Ledger                                                          B
                        1        Portfolio Manager Signoff                                               B
                        1        Trade Tickets                                                           B
270.31a-2(f)(1)         1        Microfilm                                                               B
270.31a-2(f)(2)         1        Retention Plan                                                          B
270.31a-2(f)(3)                  Not applicable
270.31a-3               1        Custodian Agreement                                                     B

(1) SEI Financial Management Corporation and SEI Financial Services Company 680 East Swedesford Road
         Wayne, Pennsylvania 19087-1658

(2)      First Trust National Association
         180 East Fifth Street
         St. Paul, Minnesota 55101

                        B = Both                          D = Debt Equity





ITEM 31.      MANAGEMENT SERVICES

         Not applicable.


ITEM 32. UNDERTAKINGS


         Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to Registration Statement No. 33-49087 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania, on the 27th day of September, 1995.



                                   FIRST AMERICAN MUTUAL FUNDS


ATTEST:         /s/ Stephen G. Meyer      By:           /s/ David Lee
                    Stephen Meyer                           David Lee, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


                       SIGNATURE                              TITLE                                DATE


                 /s/ Stephen G. Meyer                    Controller (Principal                     **
                     Stephen Meyer                        Financial and Accounting
                                                          Officer)

                                                   *     Director                                  **
                   Robert J. Dayton


                                                   *     Director                                  **
                   Welles B. Eastman


                                                   *     Director                                  **
                    Irving D. Fish


                                                   *     Director                                  **
                 Leonard W. Kedrowski


                                                   *     Director                                  **
                   Joseph D. Strauss


                                                   *     Director                                  **
                 Virginia L. Stringer


                                                   *     Director                                  **
                      Gae B. Veit


* By:              /s/ David Lee
                       David Lee
                   Attorney in Fact

**    September 27, 1995
